Parent Company, Other Shareholders, Associates and Other Related Parties Balances and Transactions - Disclosure of Dividend (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Dividends approved	$ 771,927,839	$ 1,072,661,727
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Dividends approved	767,641,862	958,367,142
Third parties [member]
Disclosure of transactions between related parties [line items]
Dividends approved	$ 4,285,977	$ 114,294,585